American

½ General

½ FINANCIAL GROUP

2929 Allen Parkway, Houston, Texas 77019 Pauletta P. Cohn

Deputy General Counsel

Direct Line (713) 831-1230

FAX (713) 620-3878

E-mail: pcohn@aglife.com

November 9, 2000

BY EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N. W.

Washington, D. C. 20549

Re: The Variable Annuity Life Insurance Company (AVALIC@) and

VALIC Separate Account A ("Registrant")

Product: Portfolio Director Products

File Nos: 33-75292 and 811-3240

CIK No. 0000354912

Dear Ladies and Gentlemen:

As Deputy General Counsel of American General Retirement Services and counsel to VALIC, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

Registrant hereby certifies that:

(1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2) the Amendment, which is designated as Post-Effective No. 18 under the 1933 Act, was filed electronically on November 3, 2000.

Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-1230.

Very truly yours,

American General Retirement Services

2929 Allen Parkway $ Houston, TX 77019